Key Figure Definitions and Reconciliations of Alternative Performance Measures (Tables)	12 Months Ended
Dec. 31, 2020
Key Figure Definitions and Reconciliations of Alternative Performance Measures
Schedule of expenses relating to research and development/operating expenses, %

	Year Ended December 31,
	2020	2019	2018
Expenses relating to research and development/operating expenses, %
Research and development expenses	(241,371)	(149,826)	(99,260)
Administarative and selling expenses	(141,724)	(62,882)	(31,132)
Other operating income/expenses	2,501	(140)	(2,090)
Total operating expenses	(380,594)	(212,848)	(132,482)
Expenses relating to research and development/operating expenses, %	63%	70%	75%

Schedule of equity ratio at the end of the year %

	December 31,
	2020	2019
Equity ratio at the end of the year %
Equity attributable to equity holders of the Parent Company at the end of the year	1,210,491	788,071
Total assets at the end of the year	1,506,450	845,200
Equity ratio at the end of the year %	80%	93%